Debt - Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term debt	$ 8,708,057	$ 9,885,745		$ 1,211,326
2.25% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,496,015	1,493,106
Interest rate	2.25%
3.45% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,485,023	1,483,244
Interest rate	3.45%
2.75% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,242,850	1,240,758
Interest rate	2.75%
4.50% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 1,229,373	1,228,647
Interest rate	4.50%
Term Loan | Term Loan
Long-term debt
Long-term debt		847,337
3.125% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 496,287	495,602
Interest rate	3.125%
4.20% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 416,815	422,370
Interest rate	4.20%
3.45% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 397,621	397,260		396,898
Interest rate	3.45%
4.55% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 394,082	393,859		393,637
Interest rate	4.55%
3.95% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 360,822	362,381
Interest rate	3.95%
7.25% Senior Notes | Senior Notes
Long-term debt
Long-term debt		319,394
Interest rate	7.25%
4.00% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 296,251	296,094		295,938
Interest rate	4.00%
Floating Rate Loan | Debentures
Long-term debt
Long-term debt	$ 257,371	269,247
3.30% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 249,304	249,207
Interest rate	3.30%
4.40% Senior Notes | Senior Notes
Long-term debt
Long-term debt	$ 238,747	238,334
Interest rate	4.40%
7.375% Debentures | Debentures
Long-term debt
Long-term debt	$ 119,029	118,982		118,936
Interest rate	7.375%
0.92% Fixed Rate Loan | Debentures
Long-term debt
Long-term debt	$ 22,877	23,933
Interest rate	0.92%		0.919%
7.45% Debentures | Debentures
Long-term debt
Long-term debt	$ 3,500	3,500		3,500
Interest rate	7.45%
2.00% to 8.0% Promissory Notes | Senior Notes | Minimum
Long-term debt
Interest rate	2.00%
2.00% to 8.0% Promissory Notes | Senior Notes | Maximum
Long-term debt
Interest rate	8.00%
2.00% to 8.0% Promissory Notes | Debentures
Long-term debt
Long-term debt	$ 2,090	$ 2,490		$ 2,417